Condensed Balance Sheets Parenthetical - USD ($) shares in Millions, $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
ASSETS
Accumulated depreciation	$ 1,681.2	$ 1,499.4	$ 1,385.6
Shareholders' equity:
Common stock, par value	$ 1.00	$ 1.00	$ 1.00
Common stock, authorized (in shares)	240.0	240.0	120.0
Common stock, issued	165.2	165.1	77.5
Common stock, outstanding	165.2	165.1	77.5